Long-Term Investments	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Long-Term Investments
10.	LONG-TERM INVESTMENTS

	December 31, 2013	December 31, 2012
Equity-method investments	63	106
Cost-method investments	13	13

Total	76	119

Equity-method investments

Equity-method investments as at December 31, 2013 and December 31, 2012 were as follows:

In millions of U.S. dollars, except percentages	December 31, 2013		December 31, 2012
	Carrying value	Ownership percentage	Carrying value	Ownership percentage
ST-Ericsson AT SA	—	—	9	49.0%
ST-Ericsson SA	50	50.0%	—	—
3Sun S.r.l.	13	33.3%	91	33.3%
MicroOLED SAS	—	39.6%	6	39.6%

Total	63		106

ST-Ericsson AT SA (“JVD”) and ST-Ericsson SA (“JVS”)

On February 3, 2009, the Company announced the closing of a transaction to combine the businesses of Ericsson Mobile Platforms and ST-NXP Wireless into a new venture, named ST-Ericsson. As part of the transaction, the Company received an interest in both ST-Ericsson Holding AG (parent of “JVS” group of companies) and ST-Ericsson AT Holding AG (parent of “JVD” group of companies) in which the Company owned respectively 50% plus a controlling share and 50% less a controlling share held by Ericsson. In 2010, ST-Ericsson Holding AG and ST-Ericsson AT Holding AG were merged in ST-Ericsson SA and ST-Ericsson AT SA respectively.

The Company evaluated that both JVS and JVD were variable interest entities. The Company determined that it controlled JVS and therefore consolidated JVS, but that it was not the primary beneficiary of JVD and therefore accounted for its investment in JVD under the equity-method.

On August 2, 2013, the Company sold its JVD shares to Ericsson for the value of its equity investment in JVD ($4 million), leading to the de-recognition of its equity investment in JVD.

On September 9, 2013, the Company sold 1 JVS share to Ericsson for its nominal value changing the ownership structure of JVS to bring both partners to an equal ownership proportion. As a result and in combination with the new shareholder agreement, the Company lost the control of JVS and as such JVS was deconsolidated from the Company’s financial statements. The deconsolidation of JVS did not result in a gain or loss for the Company. The fair value of the Company’s retained noncontrolling interest was evaluated at $55 million. Due to the loss pick-up recognized during the fourth quarter 2013, the value of the investment amounted to $50 million as of December 31, 2013. In addition, the Company and its partner signed funding commitment letters, capped at $149 million each partner, to the residual joint wind-down operations to ensure solvency. These are not drawn as of December 31, 2013.

Before the deconsolidation of JVS, certain assets and companies of the JVS group of companies were transferred to both partners for their net book value which was representative of their fair value. The transactions did not result in cash exchange between the partners.

3Sun S.r.l. (“3Sun”)

3Sun is a joint initiative between Enel Green Power, Sharp and the Company for the manufacture of thin film photovoltaic panels in Catania, Italy. Each partner owns a third of the common shares of the entity. The Company has determined that 3Sun is not a VIE. However the Company exercises a significant influence over 3Sun and consequently accounts for its investment in 3Sun under the equity-method.

In 2013, the Company participated for €19 million in 3Sun’s equity increase, out of which €9 million as a loan conversion to equity.

Taking into consideration the latest business developments, the generated losses and its current financial situation, 3Sun recorded in the second quarter of 2013 an impairment charge of €159 million in addition to its operating losses, out of which $69 million was recognized by the Company. For the year 2013, the line “Loss on equity-method investments” in the Company’s consolidated statement of income included a charge of $35 million related to 3Sun, in addition to the $69 million of impairment. As of December 31, 2013, the Company’s maximum exposure to loss as a result of its involvement with 3Sun was limited to its equity-method investment amounting to $13 million and a shareholder’s loan amounting to $17 million and, under certain conditions, to participate to a share capital increase up to €7 million.

MicroOLED S.A.S. (“MicroOLED”)

In the third quarter 2012, the Company invested approximately $7 million in shares of MicroOLED, obtaining 39.6% of the voting rights. MicroOLED is based in Grenoble, France and develops OLED micro-displays. The Company has determined that $4 million out of the total value of its investment is a basis difference created by the identification of technology intangibles in MicroOLED. The Company accounts for its share of results in MicroOLED with a quarter lag. Due to the uncertainty associated with the ability of MicroOLED to continue as a going concern, the full residual value of the investment amounting to $4.1 million was impaired during the third quarter of 2013.

The summarized financial information of the Company’s equity-method investments as of December 31, 2013 and 2012 and for the years ended December 31, 2013, 2012 and 2011 is presented below:

In millions of U.S. dollars	December 31, 2013	December 31, 2012
Current assets	266	121
Non-current assets	287	573
Current liabilities	178	168
Non-current liabilities	249	297

In millions of U.S. dollars	2013	2012	2011
Total revenues	282	422	255
Operating income (loss)	(271)	(51)	(10)
Net income (loss)	(282)	(103)	(11)

Cost-method investments

Cost-method investments as at December 31, 2013 and 2012 are equity securities with no readily determinable fair value. It includes principally the Company’s investment in DNP Photomask Europe S.p.A (“DNP”). The Company has identified the joint venture as a VIE, but has determined that it is not the primary beneficiary. The significant activities of DNP revolve around the creation of masks and development of high level mask technology. The Company does not have the power to direct such activities. The Company’s current maximum exposure to loss as a result of its involvement with the joint venture is limited to its investment. The Company has not provided additional financial support in 2013 and currently has no requirement or intent to provide further financial support to the joint venture.